Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2020 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2020 Fund
Bar Chart Table:
Annual Return 2019	18.42%
Annual Return 2020	13.17%
Annual Return 2021	8.59%
Annual Return 2022	(16.59%)
Annual Return 2023	12.71%